INCOME TAX (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
INCOME TAX [Abstract]
2014 tax rate	26.50%
Domestic [Member]
Income Tax [Line Items]
Operating loss carryforward	$ 23,666
Domestic [Member] | Capital Loss Carryforward [Member]
Income Tax [Line Items]
Other carryforward	15,308
Foreign [Member]
Income Tax [Line Items]
Operating loss carryforward	14,422
Operating loss carryforward, subject to limitations	$ 3,413